Securities Available for Sale - Additional Information (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Schedule of Available-for-sale Securities [Line Items]
Carrying value of securities that were pledged to secure public deposits, Federal home loan bank advances and other	$ 20,000,000	$ 24,600,000
Total Fair Value of Investment	$ 15,082,000	$ 814,000
Percentage of investment portfolio	31.70%	1.90%